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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Asset Managers, LLP
Address:          Polygon Hall, P.O. Box 225
                  Le Marchant Street, St. Peter Port
                  Guernsey, GYI 4HY, Channel Islands

13F File Number:  28-10957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jeremy D. Paulson-Ellis
Title:            Chairman
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

  /s/ Jeremy D. Paulson-Ellis     London, United Kingdom       February 4, 2008
        [Signature]                   [City, State]                [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28-01190                  Frank Russell Company
        ------------------     ----------------------------------
     [Repeat as necessary]
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  22

Form 13F Information Table Value Total:  $1,043,919,726.43


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

              28-10955             Genesis Investment Management, LLP

GENESIS ASSET MANAGERS, LLP

AS AT - 31 DECEMBER 2008

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
                                Item 2 -                                                     Item 6:            Item 8:
                                Title      Item 3 -             Item 4: FMV (in    Item 5:     Inv     Item 7:  Voting
Item 1 - Stock Name             or Class    CUSIP     Portfolio      US$)          Shares   Discretion Manager Authority
------------------------------- -------- ------------ --------- ---------------   --------- ---------- ------- ---------
AMERICA MOVIL ADR                ADR      02364W105               235,011,549.36  7,583,464    sole       1      Sole    6,082,589
                                                                                                                 none    1,500,875

BANCO MACRO BANSUD ADR           ADR      05961W105                24,219,488.00  2,238,400    sole       1      sole    2,004,800
                                                                                                                 none      233,600

BANCO MACRO BANSUD B             ORD      ARBANS010010                370,693.12    320,024    sole       1      sole      320,024

BANCOLOMBIA ADR                  ADR      05968L102                40,442,550.25  1,732,015    sole       1      sole    1,236,015
                                                                                                                 none      496,000

BMB MUNAI (CERTIFICATED)                  09656A105                 2,202,548.13  1,584,567    sole       1      sole    1,584,567

COMPANHIA BRASILEIRA DE DIST.
 ADR                             ADR      20440T201                28,752,025.12  1,043,252    sole       1      sole      836,258
                                                                                                                 none      206,994

CREDICORP (US)                            G2519Y108                47,952,407.36    959,816    sole       1      sole      769,450
                                                                                                                 none      190,366

EMBOTELLADORA ANDINA ADR REP A   ADR      29081P204                 4,499,176.50    428,493    sole       1      sole      228,093
                                                                                                                 none      200,400

EMBOTELLADORA ANDINA ADS REP B   ADR      29081P303                53,789,332.50  3,984,395    sole       1      sole    3,181,315
                                                                                                                 none      803,080

FEMSA ADS                        ADS      344419106               179,030,923.37  5,941,949    sole       1      sole    4,736,867
                                                                                                                 none    1,205,082

INFOSYS TECHNOLOGY LTD ADR       ADR      456788108                 8,715,175.56    354,708    sole       1      sole      342,035
                                                                                                                 none       12,673

KOREA ELECTRIC POWER SPON ADR    ADR      500631106                 1,538,893.89    132,549    sole       1      sole      129,942
                                                                                                                 none        2,607

MAGMA                            ORD      HRMGMARA0005                340,718.90     22,251    sole       1      sole       22,251

MOBILE TELESYSTEMS ADR           ADR      607409109                95,552,925.92  3,581,444    sole       1      sole    2,860,770
                                                                                                                 none      720,674

PLATINUM GROUP METALS LTD        ORD      72765Q205                 7,797,324.91  5,175,160    sole       1      sole    5,175,160

RETALIX LTD                      ORD      M8215W109                 5,053,180.15    842,618    sole       1      sole      842,618

SILICON MOTION TECHNOLOGY
 CORP ADR                        ADR      82706C108                 3,772,939.88  1,647,572    sole       1      sole    1,529,472
                                                                                                                 none      118,100

SIMCERE PHARMACEUTICAL           ORD      82859P104                19,051,170.39  2,657,067    sole       1      sole    2,657,067

SYNERON MEDICAL                  ORD      M84116108                 3,234,643.98    387,847    sole       1      sole      383,541
                                                                                                                 none        4,306

TAIWAN SEMICONDUCTOR CO ADR      ADR      874039100                36,006,130.20  4,557,738    sole       1      sole    3,000,438
                                                                                                                 none    1,557,300

TELE NORTE LESTE ADR             ADR      879246106                94,525,931.52  6,790,656    sole       1      sole    5,458,929
                                                                                                                 none    1,331,727

TEVA PHARMACEUTICALS SPONS ADR   ADR      881624209               152,059,997.43  3,571,999    sole       1      sole    3,134,756
                                                                                                                 none      437,243
                                                                ----------------
                                                                1,043,919,726.43
                                                                ================
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